Investments - Contractual Maturities for Investments (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Amortized Cost
Due in one year or less	$ 226.1	$ 147.9
Due after one year through five years	1,554.4	2,141.2
Due after five years through ten years	545.2	767.7
Due after ten years	332.5	347.0
Amortized Cost	2,658.2	3,403.8
Fair Value
Due in one year or less	227.6	147.6
Due after one year through five years	1,584.3	2,149.8
Due after five years through ten years	560.2	766.7
Due after ten years	338.4	347.5
Total fixed maturity securities	$ 2,710.5	$ 3,411.6